Subsequent Events (Details) - Subsequent event - Disposal group - Lis Holding S.p.A., € in Millions	Feb. 25, 2022 EUR (€)
Subsequent Event [Line Items]
Percentage of share capital sold	100.00%
Sale price	€ 700